Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Income tax expense at statutory rates	34.00%	33.00%
Non-deductible expenses	6.50%	4.80%
Non-taxable income	(12.20%)	(5.80%)
Effective tax rate	28.30%	32.00%